Shareholder Report, Line Graph And Average Annual Return (Details) - BNY Mellon Sustainable U.S. Equity Fund, Inc. - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 26,791	$ 26,791	$ 26,791	$ 20,583	$ 20,505	$ 21,249	$ 15,500	$ 13,203	$ 12,151	$ 11,567	$ 9,950	$ 10,350	$ 9,425
Average Annual Return, Percent	22.69%	13.86%	10.36%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	30.16%	15.20%	11.01%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 26,364	$ 26,364	$ 26,364	20,417	20,487	21,392	15,732	13,495	12,519	12,009	10,412	10,900	10,000
Average Annual Return, Percent	28.13% [1]	14.33%	10.18%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	29.13%	14.33%	10.18%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 29,211	$ 29,211	$ 29,211	22,399	22,261	23,011	16,744	14,224	13,063	12,396	10,627	11,018	10,000
Average Annual Return, Percent	30.41%	15.48%	11.32%
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 2,915,776	$ 2,915,776	$ 2,915,776	2,235,682	2,221,023	2,295,394	1,670,836	1,419,572	1,303,556	1,237,592	1,061,309	1,100,600	1,000,000
Average Annual Return, Percent	30.42%	15.49%	11.30%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z Shares
Account Value	$ 29,005	$ 29,005	$ 29,005	22,250	22,122	22,875	16,651	14,153	13,007	12,365	10,613	11,006	10,000
Average Annual Return, Percent	30.36%	15.43%	11.24%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,006	$ 33,006	$ 33,006	$ 25,752	$ 25,019	$ 25,094	$ 17,885	$ 15,851	$ 15,274	$ 13,354	$ 11,370	$ 11,179	$ 10,000
Average Annual Return, Percent	28.17%	15.80%	12.68%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.